U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
REGISTRATION NO. 33-15807
POST-EFFECTIVE AMENDMENT NO. 41
and
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
REGISTRATION NO. 811-5240
POST-EFFECTIVE AMENDMENT NO. 43
SELECTED CAPITAL PRESERVATON TRUST

2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3771

Agents For Service:	Thomas D. Tays, Esq.
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
520-434-3771

-or-

Arthur Don
Greenberg Traurig LLP
77 West Wacker Drive
Suite 3100
Chicago, IL 60601
(312) 456-8438
It is proposed that this filing will become effective:
☑     Immediately upon filing pursuant to paragraph (b)
☐     On ____ pursuant to paragraph (b)
☐     60 days after filing pursuant to paragraph (a)
☐     On ____, pursuant to paragraph (a) of Rule 485
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐     On ___, pursuant to paragraph (a)(2) of Rule 485
     Title of Securities being Registered: Shares of Beneficial Interest of:
          Selected Daily Government Fund (Class S shares and Class D shares))

Selected Daily Government Fund is an authorized series of Selected Capital Preservation Trust
EXPLANATORY NOTE
This Post-Effective Amendment No. 41 to the Registration Statement contains:
XBRL filings for
Selected Capital Preservation Trust
Signature Pages
Exhibits:

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Tucson and State of Arizona on the 9th day of May 2011.
The Registrant hereby certifies that this Post Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485 of the Securities Act of 1933.

SELECTED CAPITAL PRESERVATION TRUST
*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature	Title	Date

Kenneth Eich* Kenneth Eich	Principal Executive Officer	May 9, 2011

Douglas Haines* Douglas Haines	Principal Financial Officer; and Principal Accounting Officer	May 9, 2011

*By:	/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

*	Thomas Tays signs this document on behalf of the Registrant and each of the foregoing officers pursuant to the powers of attorney filed as Exhibits 23(q)(1), 23(q)(2), and 23(q)(3) of Registrant’s registration statement. 33-15807

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

SELECTED CAPITAL PRESERVATION TRUST
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on May 9, 2011by the following persons in the capacities indicated.

Signature	Title

William P. Barr* William P. Barr	Director

Francisco L. Borges * Francisco L. Borges	Director

Signature	Title

Andrew A. Davis* Andrew A. Davis	Director

Christopher .C. Davis* Christopher C. Davis	Director

Jerome E. Hass* Jerome E. Hass	Director

Katherine L. MacWilliams* Katherine L. MacWilliams	Director

James J. McMonagle* James J. McMonagle	Director

Richard C. O’Brien* Richard C. O’Brien	Director

*	Thomas Tays signs this document on behalf of each of the foregoing persons pursuant to the power of attorney filed as Exhibits 23(q)(1) and 23(q)(4) of Registrant’s registration statement. 33-15807

/s/ Thomas Tays
Thomas Tays
Attorney-in-Fact

EXHIBIT LIST
XBRL Files for Selected Capital Preservation Trust
        . Selected Daily Government Fund (authorized series)

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